Related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related party transactions:
Schedule of information about key management personnel

	2020	2019

Short-term benefits	$2,307	$1,799
Stock-based compensation (recovery) expense – DSU plan	(993)	1,209
Stock-based compensation expense - Stock option plan	3,790	1,409
	$5,104	$4,417